Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Other Assets [Abstract]
Accounts receivable and other items	$ 9,366	$ 8,076
Accrued interest	5,674	5,509
Cheques and other Items in transit	0	1,656
Current income tax receivable	3,849	4,061
Defined benefit asset	1,111	1,042
Investments in other associates and joint ventures	5,237	4,855
Prepaid expenses	1,815	1,794
Reinsurance contract assets	936	1,188
Total	$ 27,988	$ 28,181